EVENTS SUBSEQUENT TO THE ORIGINAL ISSUANCE OF AUDITED FINANCIAL STATEMENTS (UNAUDITED) (Details) - Subsequent Event $ in Thousands	Sep. 24, 2021 USD ($)
Subsequent To The Original Issuance of Audited Financial Statements [Line Items]
Principal borrowing	$ 500
Promissory note interest rate	3.22%
Advances from Promissory Note	$ 300